SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 12 – SUBSEQUENT EVENTS

Series D Preferred stock

On November 3, 2017, the Company filed the Certificate of Designations for the Series D Preferred Stock with the Secretary of State of the State of Delaware.  Pursuant to such Certificate of Designations, in the event of the Company’s liquidation or winding up of its affairs, the holders of Preferred Shares will be entitled to a liquidation preference of the stated value per Preferred Share of $1,500 (the “Stated Value”) plus any accrued but unpaid dividends or any other fees due the holder. A total of 1,400 shares were designated as Series D Preferred Stock.

A holder of Preferred Shares is entitled at any time to convert any whole or partial number of shares of Preferred Shares into shares of Common Stock determined by dividing the Stated Value of the Preferred Shares being converted by the conversion price of $1.50 per share (the “Conversion Price”).  The Conversion Price is subject to “full ratchet” anti-dilution price protection upon the issuance of equity or equity-linked securities at a price lower than the Conversion Price as well as other customary anti-dilution protection.

A holder of the Preferred Shares shall be entitled to receive cumulative dividends at the rate per Preferred Share (as a percentage of the Stated Value per Preferred Share) of 9% per annum, with respect to the Series D Preferred Stock on each date that such Holder converts Preferred Shares into common stock (with respect only to Preferred Shares being converted).  The Company may pay such dividends, at its option, in cash, common stock or a combination thereof.  Payment of dividends in shares of common stock is subject to the satisfaction of certain equity conditions set forth in the Certificate of Designations.  Upon the conversion of Preferred Shares prior to November 3, 2020, the Company shall also pay to the Holders of the Preferred Shares so converted cash, or at the Company’s option, common stock or a combination thereof, with respect to the Preferred Shares so converted in an amount equal to $270 per $1,000 of Stated Value of the Preferred Shares being converted, less the amount of all prior dividends paid on such converted Preferred Shares before the relevant date of conversion.

Preferred stock

On November 3, 2017,  the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional accredited investors (the “Investors”), pursuant to which the Company sold to the Investors an aggregate of 1,334 shares (the “Preferred Shares”) of its Series D Preferred Stock, par value $0.001 per share, and Class A Warrants to purchase an aggregate of 667,000 shares of the Company’s common stock, par value $0.001 per share at an exercise price of $1.75 per share (the “Class A Warrants”), in exchange for aggregate net cash proceeds of $1,929,975, net of expenses of $70,025. Contemporaneously with the entry into the Purchase Agreement, the Company and the Purchasers agreed to exchange outstanding warrants to purchase 780,506 shares of the Common Stock at an exercise price of $1.50 per share for new Class B Warrants to purchase an equal number of shares of common stock at the same exercise price (the “Class B Warrants”).

The Purchase Agreement contains representations and warranties of the Company and the Investors that are typical for transactions of this type.  The Purchase Agreement also contains covenants on the part of the Company that are typical for transactions of this type, as well as a prohibition on the Company’s ability to enter into equity line financings or other variable rate transactions.

In connection with the entry into the Purchase Agreement, the Investors and the Company also entered into a registration rights agreement whereby the Company agreed to file a registration statement with the Securities and Exchange Commission (the “SEC”) within 45 days of the closing of the transactions contemplated by the Purchase Agreement (the “Filing Date”) covering the resale of (a) all shares of Common Stock Issuable upon conversion of the Preferred Shares, (b) all shares of Common Stock issuable upon exercise of the Class A Warrants and Class B Warrants (the “Warrants”), (c) any additional shares of Common Stock issuable in connection with any anti-dilution provisions in the Warrants, and (d) any securities issued or then issuable upon any stock split, dividend or other distribution, recapitalization or similar event (“Registrable Securities”), not then registered.  The Company will use its reasonable best efforts to cause such registration statement to be declared effective by the SEC (such date, the “Effectiveness Date”) within 90 days of the Filing Date.

If (i) the registration statement is not filed on or prior to the Filing Date, (ii) the Company fails to file with the SEC a request for acceleration of a registration statement within 5 calendar days of the date that the Company is notified by the SEC that such registration statement will not be reviewed or will not be subject to further review, (iii) prior to the effective date of a registration statement, the Company fails to file a pre-effective amendment and otherwise respond in writing to comments made by the SEC in respect of such registration statement within 30 days after the receipt of comments by or notice from the SEC that such amendment is required in order for such registration statement to be declared effective, (iv) the registration statement is not declared effective by the Effectiveness Date or (v) certain other events described in the registration rights agreement (each, an “Event”), then the Company shall pay liquidated damages to the Investors in an amount equal to 1% of the aggregate purchase price paid by the Investors on the day of delinquency and each 30th day of delinquency thereafter.  Notwithstanding the foregoing, (i) the maximum aggregate liquidated damages due under the Registration Rights Agreement shall be 10% of the aggregate purchase price paid by the Investors.

Class A Warrants are exercisable immediately and expire on May 3, 2021, and have an exercise price of $1.75 per share.  The Class B Warrants are exercisable immediately and expire on November 3, 2020, and have an exercise price of $1.50.  The Class A Warrants and Class B Warrants otherwise have similar terms, including, a “full ratchet” anti-dilution adjustment in the event that the Company issues any common stock at a per share price lower than the applicable exercise price then in effect.

Common stock

On October 11, 2017, the Company entered into securities purchase agreements with investors, pursuant to which the Company received from subscriptions for the purchase of 386,667 shares of the Company’s common stock and warrants to purchase 193,334 shares of our common stock at $1.50, expiring three years from issuance, for aggregate net cash proceeds of $579,760, net of expenses of $140 (of which $279,940 were received as common stock subscriptions as of September 30, 2017). The shares of common stock were issued on October 11, 2017.

On October 25, 2017, the company granted awards to key employees, key consultants, and outside directors of 1,100,000 shares of restricted common stock; and incentive options to purchase 675,000 shares of common stock with a date of grant that is ten trading days following the date hereof and an exercise price equal to the arithmetic mean of the market price for such common stock for the ten trading days immediately preceding the grant date.

On November 6, 2017, the Company entered into securities purchase agreements with investors, pursuant to which the Company received from subscriptions for the purchase of 413,336 shares of the Company’s common stock and warrants to purchase 200,001 shares of our common stock at $1.50, expiring three years from issuance, for aggregate net cash proceeds of $619,830, net of expenses of $171.

NOTE 13 – SUBSEQUENT EVENTS

On February 10, 2017 and March 10, 2017, the Company entered into a unit purchase agreement with certain accredited investors, pursuant to which the Company issued and sold in two closings an aggregate of 995,571 units, which consisted of, in the aggregate, 995,571 shares of our common stock and warrants to purchase 497,787 shares of our common stock at an exercise price of $1.50 per share, in exchange for aggregate net proceeds of $1,358,763, after financing costs.

On January 25, 2017, the Company approved an Amendment Agreement to the certain Unit Purchase Agreement dated May 26, 2016 whereas under the Original Agreement the Company issued each of the purchasers Units at a price of $1.75 per unit, with each original Unit consisting of (i) one share of Common Stock, and (ii) an Investor Warrant to purchase one-half of one share of Common Stock at an exercise price of $2.10 per share of Common; the Amendment Agreement reduced the Original Price Per Unit to $1.50 and the exercise price of the Original Warrants to $1.50 per share. On February 10, 2017, the Company issued an additional 12,858 shares of common stock and 6,429 warrants to purchase common stock pursuant to the Amendment Agreement.

On January 25, 2017, the Company granted 75,000 shares of common stock and an aggregate of 130,000 options for compensation to key consultants outside the 2012 Equity Plan at a cost (or exercise price) of $1.55 per share.